Other equity instruments and own shares	12 Months Ended
Dec. 31, 2023
Other Equity Instruments And Own Shares [Abstract]
Other equity instruments and own shares	Other equity instruments and own shares
a) Equity instruments issued not capital and other equity instruments
Other equity instruments includes the equity component of compound financial instruments, the increase in equity due to personnel remuneration, and other items not recognised in other “Shareholders’ equity” items.
On 8 September 2017, Banco Santander, S.A. issued contingent redeemable perpetual bonds (the fidelity bonds) amounting to EUR 981 million nominal value EUR -686 million fair value. On 31 December 2023 amounted to EUR 720 million.
Additionally, at 31 December 2023 the Group had other equity instruments amounting to EUR 195 million.
b) Own shares
'Shareholders’ equity - Own shares' includes the amount of own equity instruments held by all the Group entities.
Transactions involving own equity instruments, including their issuance and cancellation, are recognised directly in equity, and no profit or loss may be recognised on these transactions. The costs of any transaction involving own equity instruments are deducted directly from equity, net of any related tax effect.
At 31 December 2021, the number of treasury shares held by the Group was 277,591,940 (1.60% of the issued share capital).
During 2022, 713,359,786 shares of the Bank were acquired at an average price of EUR 2.87 per share, of which 286,309,445 relate to the Share Buyback Program carried out during the first half of 2022, and 220,942,806 relate to the Share Buyback Program started on November 22. Likewise, 546,239,718 shares were amortised (note 31) and 201,022,983 shares at an average price of EUR 2.85 per share were transferred, of which 36,700,000 shares correspond to two donations made by Banco Santander to Fundación Banco Santander with extraordinary character.
At 31 December 2022, the number of treasury shares held by the Group was 243,689,025 (1.45% of the issued share capital).
During 2023, 911,293,677 shares of the Bank were acquired at an average price of EUR 3.41 per share, of which 389,312,719 relate to the Share Buyback Program carried out during the first half of 2023, and 286,842,316 relate to the new Share Buyback Program started on September. Likewise, 610,255,525 shares were amortised (note 31) and 246,911,504 shares at an average price of EUR 3.34 per share have been transferred, of which 6,617,008 shares correspond to the donation made by Banco Santander to Fundación Banco Santander with extraordinary character.
At 31 December 2023, the Group holds 297,815,673 shares of the Bank's issued share capital (1.84%).
The effect on equity, net of tax, arising from the purchase and sale of Bank shares is of EUR 13 million profit in 2023 (EUR 7 million and EUR 23 million profit in 2022 and 2021, respectively).